Intangible Assets - Computer Software, Net (Tables) - Computer Software	12 Months Ended
Dec. 31, 2017
Computer software
Summary of computer software and computer software under license agreements

Computer software as of December 31, 2017 and 2016 is summarized as follows:

(in thousands)	2017	2016
Licensed computer software	$543,198	513,790
Software development costs	450,789	428,581
Acquisition technology intangibles	239,011	238,211
Total computer software	1,232,998	1,180,582
Less accumulated amortization:
Licensed computer software	360,160	315,591
Software development costs	325,443	307,190
Acquisition technology intangibles	163,680	134,613
Total accumulated amortization	849,283	757,394
Computer software, net	$383,715	423,188

The Company held the following computer software under license agreements as of December 31, 2017 and 2016:

(in thousands)	2017	2016
Licensed computer software (acquired under license agreements)	$24,421	23,665
Accumulated amortization	(15,918)	(14,634)
Licensed computer software, net	$8,503	9,031

Schedule of amortization expense related to computer software

(in thousands)	2017	2016	2015
Amortization expense related to:
Licensed computer software	$51,247	45,655	41,823
Software development costs	27,461	26,478	22,740
Acquisition technology intangibles	28,267	26,217	16,734

Schedule of weighted average useful life for each component of computer software

The weighted average useful life for each component of computer software, and in total, as of December 31, 2017, is as follows:

Weighted Average Amortization Period (Years)
Licensed computer software	5.8
Software development costs	6.0
Acquisition technology intangibles	6.1
Total	6.0

Schedule of estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2017 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2018	$45,008	23,503	25,793
2019	29,007	18,758	25,793
2020	24,388	14,588	20,134
2021	15,638	10,292	3,600
2022	12,606	6,138	-